Income Taxes - Schedule of Changes in Valuation Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ (486)	$ (517)	$ (348)
Increase to allowance	(289)	(19)	(169)
Release of allowance		7	3
U.S. state tax apportionment and tax rate changes	30	15
Foreign currency translation	33	28	(3)
Balance at end of year	$ (712)	$ (486)	$ (517)